Risks Arising From Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Jan. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged		$ 5,995.0	$ 5,517.0
Financial Liabilities		102,523.0	105,662.0
Impairment loss on financial investment		(66.0)
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		5,035.0	4,718.0
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		$ 297.0	741.0
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares hold by ELJ		3.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of options exercised	12.00%
Ownership interest	97.00%	85.00%
Put option re-measured at fair value	$ 300.0	$ 300.0
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Ownership interest		97.00%
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged		$ 100.5
Loss recognized in the profit or loss		(507.0)
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities		$ 959.0
Proportion of company's financial liabilities		1.20%
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities		$ 17.0	17.0
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description		There was no significant concentration of credit risks with any single counterparty as of 30 June 2024 and no single customer represented more than 10% of the total revenue of the group in 2024.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer		10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability		$ 170.0	$ 577.0